Investment Objectives and Goals	Mar. 21, 2025
Mid-Cap Growth Portfolio - Class D, Class I and Class P shares | Mid-Cap Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Mid-Cap Growth Portfolio
Emerging Markets Portfolio - Class D, Class I and Class P shares | Emerging Markets Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Portfolio
PSF Avantis Balanced Allocation Portfolio - Class D, Class I and Class P shares | PSF Avantis Balanced Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PSF Avantis Balanced Allocation Portfolio
Pacific Dynamix - Aggressive Growth Portfolio - Class D, Class I and Class P shares | Pacific Dynamix - Aggressive Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Pacific Dynamix - Aggressive Growth Portfolio
Pacific Dynamix - Conservative Growth Portfolio - Class D, Class I and Class P shares | Pacific Dynamix - Conservative Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Pacific Dynamix - Conservative Growth Portfolio
Pacific Dynamix - Growth Portfolio - Class D, Class I and Class P shares | Pacific Dynamix - Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Pacific Dynamix - Growth Portfolio
Pacific Dynamix - Moderate Growth Portfolio - Class D, Class I and Class P shares | Pacific Dynamix - Moderate Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Pacific Dynamix - Moderate Growth Portfolio
Portfolio Optimization Aggressive-Growth Portfolio - Class D, Class I and Class P shares | Portfolio Optimization Aggressive-Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Optimization Aggressive-Growth Portfolio
Portfolio Optimization Conservative Portfolio - Class D, Class I and Class P shares | Portfolio Optimization Conservative Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Optimization Conservative Portfolio
Portfolio Optimization Growth Portfolio - Class D, Class I and Class P shares | Portfolio Optimization Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Optimization Growth Portfolio
Portfolio Optimization Moderate Portfolio - Class D, Class I and Class P shares | Portfolio Optimization Moderate Portfolio
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Risk/Return [Heading]	Portfolio Optimization Moderate Portfolio
Portfolio Optimization Moderate-Conservative Portfolio - Class D, Class I and Class P shares | Portfolio Optimization Moderate-Conservative Portfolio
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Risk/Return [Heading]	Portfolio Optimization Moderate-Conservative Portfolio
Managed Bond Portfolio - Class D, Class I and Class P shares | Managed Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Managed Bond Portfolio
Focused Growth Portfolio - Class D, Class I and Class P shares | Focused Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Focused Growth Portfolio
ESG Diversified Growth Portfolio - Class D, Class I and Class P shares | ESG Diversified Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	ESG Diversified Growth Portfolio
ESG Diversified Portfolio - Class D, Class I and Class P shares | ESG Diversified Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	ESG Diversified Portfolio
Bond Plus Portfolio - Class P shares | Bond Plus Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Bond Plus Portfolio
Value Portfolio - Class P shares | Value Portfolio
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Risk/Return [Heading]	Value Portfolio
Value Advantage Portfolio - Class P shares | Value Advantage Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Value Advantage Portfolio
Technology Portfolio - Class P shares | Technology Portfolio
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Risk/Return [Heading]	Technology Portfolio
Small-Cap Value Portfolio - Class P shares | Small-Cap Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Small-Cap Value Portfolio
Small-Cap Plus Bond Alpha Portfolio - Class P shares | Small-Cap Plus Bond Alpha Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Small-Cap Plus Bond Alpha Portfolio
Small-Cap Index Portfolio - Class P shares | Small-Cap Index Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Small-Cap Index Portfolio
Small-Cap Growth Portfolio - Class P shares | Small-Cap Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Small-Cap Growth Portfolio
Small-Cap Equity Portfolio - Class P shares | Small-Cap Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Small-Cap Equity Portfolio
Short Duration Bond Portfolio - Class P shares | Short Duration Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Short Duration Bond Portfolio
Real Estate Portfolio - Class P shares | Real Estate Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Real Estate Portfolio
QQQ Plus Bond Alpha Portfolio - Class P shares | QQQ Plus Bond Alpha Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	QQQ Plus Bond Alpha Portfolio
Portfolio Optimization Moderate-Conservative Portfolio - Class P shares | Portfolio Optimization Moderate-Conservative Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Optimization Moderate-Conservative Portfolio
Portfolio Optimization Moderate Portfolio - Class P shares | Portfolio Optimization Moderate Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Optimization Moderate Portfolio
Portfolio Optimization Growth Portfolio - Class P shares | Portfolio Optimization Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Optimization Growth Portfolio
Portfolio Optimization Conservative Portfolio - Class P shares | Portfolio Optimization Conservative Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Optimization Conservative Portfolio
Portfolio Optimization Aggressive-Growth Portfolio - Class P shares | Portfolio Optimization Aggressive-Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Optimization Aggressive-Growth Portfolio
Pacific Dynamix - Moderate Growth Portfolio - Class P shares | Pacific Dynamix - Moderate Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Pacific Dynamix - Moderate Growth Portfolio
Pacific Dynamix - Growth Portfolio - Class P shares | Pacific Dynamix - Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Pacific Dynamix - Growth Portfolio
Pacific Dynamix - Conservative Growth Portfolio - Class P shares | Pacific Dynamix - Conservative Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Pacific Dynamix - Conservative Growth Portfolio
Pacific Dynamix - Aggressive Growth Portfolio - Class P shares | Pacific Dynamix - Aggressive Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Pacific Dynamix - Aggressive Growth Portfolio
PSF Avantis Balanced Allocation Portfolio - Class P shares | PSF Avantis Balanced Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PSF Avantis Balanced Allocation Portfolio
PD Small-Cap Value Index Portfolio - Class P shares | PD Small-Cap Value Index Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PD Small-Cap Value Index Portfolio
PD Small-Cap Growth Index Portfolio - Class P shares | PD Small-Cap Growth Index Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PD Small-Cap Growth Index Portfolio
PD Mid-Cap Index Portfolio - Class P shares | PD Mid-Cap Index Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PD Mid-Cap Index Portfolio
PD Large-Cap Value Index Portfolio - Class P shares | PD Large-Cap Value Index Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PD Large-Cap Value Index Portfolio
PD Large-Cap Growth Index Portfolio - Class P shares | PD Large-Cap Growth Index Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PD Large-Cap Growth Index Portfolio
PD International Large-Cap Index Portfolio - Class P shares | PD International Large-Cap Index Portfolio
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Risk/Return [Heading]	PD International Large-Cap Index Portfolio
PD High Yield Bond Market Portfolio - Class P shares | PD High Yield Bond Market Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PD High Yield Bond Market Portfolio
PD Emerging Markets Index Portfolio - Class P shares | PD Emerging Markets Index Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PD Emerging Markets Index Portfolio
PD Aggregate Bond Index Portfolio - Class P shares | PD Aggregate Bond Index Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PD Aggregate Bond Index Portfolio
PD 1-3 Year Corporate Bond Portfolio - Class P shares | PD 1-3 Year Corporate Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PD 1-3 Year Corporate Bond Portfolio
Mid-Cap Value Portfolio - Class P shares | Mid-Cap Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Mid-Cap Value Portfolio
Mid-Cap Plus Bond Alpha Portfolio - Class P shares | Mid-Cap Plus Bond Alpha Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Mid-Cap Plus Bond Alpha Portfolio
Mid-Cap Growth Portfolio - Class P shares | Mid-Cap Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Mid-Cap Growth Portfolio
Managed Bond Portfolio - Class P shares | Managed Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Managed Bond Portfolio - Class P shares
Large-Cap Value Portfolio - Class P shares | Large-Cap Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Large-Cap Value Portfolio
Large-Cap Plus Bond Alpha Portfolio - Class P shares | Large-Cap Plus Bond Alpha Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Large-Cap Plus Bond Alpha Portfolio
Large-Cap Growth Portfolio - Class P shares | Large-Cap Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Large-Cap Growth Portfolio
Large-Cap Core Portfolio - Class P shares | Large-Cap Core Portfolio
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Risk/Return [Heading]	Large-Cap Core Portfolio
International Value Portfolio - Class P shares | International Value Portfolio
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Risk/Return [Heading]	International Value Portfolio
International Small-Cap Portfolio - Class P shares | International Small-Cap Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	International Small-Cap Portfolio
International Large-Cap Portfolio - Class P shares | International Large-Cap Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	International Large-Cap Portfolio
International Growth Portfolio - Class P shares | International Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	International Growth Portfolio
International Equity Plus Bond Alpha Portfolio - Class P shares | International Equity Plus Bond Alpha Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	International Equity Plus Bond Alpha Portfolio
Intermediate Bond Portfolio - Class P shares | Intermediate Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Intermediate Bond Portfolio
Inflation Managed Portfolio - Class P shares | Inflation Managed Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Inflation Managed Portfolio
High Yield Bond Portfolio - Class P shares | High Yield Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	High Yield Bond Portfolio
Hedged Equity Portfolio - Class P shares | Hedged Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Hedged Equity Portfolio
Health Sciences Portfolio - Class P shares | Health Sciences Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Health Sciences Portfolio
Growth Portfolio - Class P shares | Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Growth Portfolio
Focused Growth Portfolio - Class P shares | Focused Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Focused Growth Portfolio
Floating Rate Income Portfolio - Class P shares | Floating Rate Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Floating Rate Income Portfolio
Equity Index Portfolio - Class P shares | Equity Index Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Equity Index Portfolio
Emerging Markets Portfolio - Class P shares | Emerging Markets Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Portfolio
Emerging Markets Debt Portfolio - Class P shares | Emerging Markets Debt Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Debt Portfolio
Dividend Growth Portfolio - Class P shares | Dividend Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Dividend Growth Portfolio
Core Income Portfolio - Class P shares | Core Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Core Income Portfolio
Diversified Bond Portfolio - Class P shares | Diversified Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Diversified Bond Portfolio
ESG Diversified Growth Portfolio - Class P shares | ESG Diversified Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	ESG Diversified Growth Portfolio
ESG Diversified Portfolio - Class P shares | ESG Diversified Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	ESG Diversified Portfolio
Bond Plus Portfolio - Class I and Class P shares | Bond Plus Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Bond Plus Portfolio
Large-Cap Plus Bond Alpha Portfolio - Class I and Class P shares | Large-Cap Plus Bond Alpha Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Large-Cap Plus Bond Alpha Portfolio
QQQ Plus Bond Alpha Portfolio - Class I and Class P shares | QQQ Plus Bond Alpha Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	QQQ Plus Bond Alpha Portfolio
Small-Cap Plus Bond Alpha Portfolio - Class I and Class P shares | Small-Cap Plus Bond Alpha Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Small-Cap Plus Bond Alpha Portfolio
International Equity Plus Bond Alpha Portfolio - Class I and Class P shares | International Equity Plus Bond Alpha Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	International Equity Plus Bond Alpha Portfolio